Other assets - Narrative (Details) $ in Millions	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($)
Subclassifications of assets, liabilities and equities [abstract]
Restricted cash and cash equivalents	$ 15.8	$ 14.3
Restricted cash, cash flow hedge	0.5
Restricted cash, major maintenance	$ 3.4
Restricted cash, number of vessels | vessel	4